SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDER'S CAPITAL
Summary of share issuances and cancellations

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2022	331,629,917	11,812,964	36,768,149	380,211,030
Converted from RSUs	2,053,782	—	—	2,053,782
Converted from TEUs	25,666,465	—	—	25,666,465
Cancelled during the year	(260)	—	—	(260)
Balance, December 31, 2023	359,349,904	11,812,964	36,768,149	407,931,017

Summary of number and weighted average exercise prices of share options

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2022	22,128,582	$32.59
Granted	150,000	33.00
Share options outstanding, December 31, 2023	22,278,582	$32.59
Vested share options, December 31, 2023	8,229,297	$28.93

Summary of number and grant date fair value of RSUs and DSUs

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2022	1,906,769	$28.10	60,960	$28.50
Granted	2,581,840	31.30	29,573	33.14
Settled	(2,050,551)	29.03	—	—
Forfeited	(109,416)	30.03	—	—
Cancelled	(16,881)	30.25	—	—
Outstanding, December 31, 2023	2,311,761	$30.74	90,533	$30.02
Expected to vest, December 31, 2023	2,125,322	$30.63	90,533	$30.02